Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$746,255.32

Principal:
Principal Collections	$8,512,030.42
Prepayments in Full	$5,705,020.21
Liquidation Proceeds	$156,965.24
Recoveries	$87,695.31
Sub Total	$14,461,711.18
Collections	$15,207,966.50

Purchase Amounts:
Purchase Amounts Related to Principal	$326,727.37
Purchase Amounts Related to Interest	$2,128.77
Sub Total	$328,856.14

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,536,822.64

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,536,822.64
Servicing Fee	$179,675.33	$179,675.33	$0.00	$0.00	$15,357,147.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,357,147.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,357,147.31
Interest - Class A-3 Notes	$16,336.42	$16,336.42	$0.00	$0.00	$15,340,810.89
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$15,287,428.64
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,287,428.64
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$15,260,865.64
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,260,865.64
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$15,239,299.64
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,239,299.64
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$15,204,758.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,204,758.97
Regular Principal Payment	$14,259,884.44	$14,259,884.44	$0.00	$0.00	$944,874.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$944,874.53
Residual Released to Depositor	$0.00	$944,874.53	$0.00	$0.00	$0.00
Total		$15,536,822.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,259,884.44
Total					$14,259,884.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,259,884.44	$43.72	$16,336.42	$0.05	$14,276,220.86	$43.77
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$14,259,884.44	$13.29	$152,388.34	$0.14	$14,412,272.78	$13.43

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$38,438,625.74	0.1178376	$24,178,741.30	0.0741224
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$207,688,625.74	0.1935498	$193,428,741.30	0.1802607

Pool Information
Weighted Average APR	4.086%	4.088%
Weighted Average Remaining Term	28.15	27.32
Number of Receivables Outstanding	19,066	18,344
Pool Balance	$215,610,398.95	$200,764,020.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$207,688,625.74	$193,428,741.30
Pool Factor	0.1967162	0.1831708

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$7,335,279.14
Targeted Overcollateralization Amount	$7,335,279.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,335,279.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	September 2015
Payment Date	10/15/2015
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$145,635.27
(Recoveries)		91	$87,695.31
Net Losses for Current Collection Period			$57,939.96
Cumulative Net Losses Last Collection Period			$5,890,584.61
Cumulative Net Losses for all Collection Periods			$5,948,524.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.32%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.28%	303	$4,576,905.32
61-90 Days Delinquent	0.28%	39	$565,863.99
91-120 Days Delinquent	0.11%	14	$216,968.23
Over 120 Days Delinquent	0.36%	37	$725,114.77
Total Delinquent Receivables	3.03%	393	$6,084,852.31

Repossession Inventory:
Repossessed in the Current Collection Period		12	$152,418.65
Total Repossessed Inventory		17	$260,458.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3958%
Preceding Collection Period			0.2767%
Current Collection Period			0.3340%
Three Month Average			0.3355%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4439%
Preceding Collection Period			0.4825%
Current Collection Period			0.4906%
Three Month Average			0.4723%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer